GOODWILL (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,928
Exchange adjustment	35
Acquisitions	96
Goodwill, ending balance	$ 2,989	$ 2,928
Number of Cash Generating Units | item	4
Orthopaedics
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 830
Goodwill, ending balance	$ 897	$ 830
Revenue growth rates	4.40%	11.70%
Pre-tax discount rate	9.50%	9.40%
Increase in discount rates	12.35%
Required decrease in trading margin	4.40%
Orthopaedics | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Sports Medicine & ENT
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 1,462
Goodwill, ending balance	$ 1,457	$ 1,462
Revenue growth rates	7.40%	12.20%
Pre-tax discount rate	9.50%	9.40%
Increase in discount rates	16.31%
Sports Medicine & ENT | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Advanced Wound Management
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 636
Goodwill, ending balance	$ 635	$ 636
Revenue growth rates	5.00%	5.70%
Pre-tax discount rate	9.50%	9.40%
Increase in discount rates	20.08%
Advanced Wound Management | Weighted average
Disclosure of reconciliation of changes in goodwill [line items]
Revenue growth rates	2.00%	2.00%
Cost
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, beginning balance	$ 2,928	$ 2,789
Exchange adjustment	(35)	43
Acquisitions	96	96
Goodwill, ending balance	$ 2,989	$ 2,928